Equity Incentive Plans - Classification of Stock-based Compensation Expense - Graphite Bio, Inc. (Details) - Graphite Bio, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 10,574	$ 13,534
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	1,904	5,317
General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 8,670	$ 8,217